Pension Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Average compensation with accrued benefits vesting period	5 years
Matching contribution charged to income	$ 14.9	$ 13.6	$ 13.1
Pension Benefits, U.S. Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Contribution to retirement plans in the next fiscal year	32.0
Pension Benefits, Non-U.S. Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Contribution to retirement plans in the next fiscal year	5.7
Pension Plan, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	33.0
Estimated benefits payable in the second year	36.3
Estimated benefits payable in the third year	37.0
Estimated benefits payable in the fourth year	40.6
Estimated benefits payable in the fifth year	42.6
Estimated benefits payable in the years thereafter	$ 239.2